Short-term bank loans and other debt	12 Months Ended
Dec. 31, 2017
Short-term bank loans and other debt [Abstract]
Short-term bank loans and other debt
9.	Short-term bank loans and other debt

Short-term bank loans and other debt represent amounts due to various banks and financial institutions that are due on the dates indicated below. Short-term bank loans and other debt at December 31, 2016 and 2017 consisted of the following:

	December 31,	December 31,
	2016	2017
	US$	US$
Loan from The Bank of East Asia
Due June 2, 2017, at 1.10% plus 3 month LIBOR(2)	34,421,617	-
Due June 1, 2018, at 1.10% plus 3 month LIBOR(2)	-	34,421,617
Due September 27, 2018, at 1.10% plus 3 month LIBOR(3)	-	24,294,636

	34,421,617	58,716,253

Loan from Ping’an Real Estate Co., Ltd.
Due April 20, 2017, at 6.00% per annum(1)	43,246,360	-

Loan from Huarong International Trust Co., Ltd. Limited
Due September 30, 2017, at 8.30% per annum(1)	100,908,174	-
Due August 9, 2018, at 8.50% per annum(4)	-	20,522,788

	100,908,174	20,522,788

Loan from Henan Zhongyuan Microfinance Co., Ltd.
Due July 27, 2018, at 10.00% per annum	-	7,652,046

Loan from Zhongyuan Aviation Leasing Co.,Ltd.
Due November 23, 2018, at 10.00% per annum(5)	-	15,304,092

Loan from Bridge Trust Co., Ltd.
Due May 29, 2018, at 9.50% per annum	-	41,933,213
Due November 29, 2018, at 9.50% per annum	-	45,912,277
		87,845,490
Loan from China Huarong Asset Management Co., Ltd.Shaanxi Branch
Due December 14, 2018, at 11.50% per annum	-	15,304,092

Loan from Kunlun Trust Co., Ltd.
Due December 28, 2018, at 8.20% per annum	-	38,260,231

Uncommitted on-demand revolving facilities from Bank of China International Limited
1.00% plus LIBOR(6)	-	3,935,538
1.00% plus HIBOR(6)	-	217,765
	-	4,153,303

Total short-term bank loans and other debt	178,576,151	247,758,295

(1)	These loans were paid in full in 2017.

(2)
The loan contract with the Bank of East Asia was amended to extend the maturity date of the loan. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges. Pursuant to the amended loan contract, this loan is denominated in US$ and is secured by restricted cash of US$ 38,719,354  (December 31, 2016: US$36,471,097).

(3)	Pursuant to the agreements with the Bank of East Asia this short-term debt is denominated in US$ and is secured by restricted cash of US$ 26,059,808 (December 31, 2016: nil).

(4)	Pursuant to the agreements with Huarong International Trust Co., Ltd, this other short-term debt is secured by the Group’s 100% equity interest of Hunan Xintian.

(5)
Pursuant to the agreements with Zhongyuan Aviation Leasing Co.,Ltd. this other short-term debt is secured by the Group’s 100% equity interest of Zhengzhou Shengdao Real Estate Co., Ltd. and the Zhengzhou Shengdao’s account receivables due from homebuyers amounting to US$17,004,691 (December 31, 2016: nil).

(6)	These represent revolving credit facilities that are unsecured and repayable on demand.

As of December 31, 2017, except when otherwise indicated the Group’s short-term bank loans and other debt were denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$ 318,402 (December 31, 2016: US$27,560,029), land use rights with net book value of US$ 22,192,013 (December 31, 2016: US$24,975,886), account receivables due from homebuyers amounting to US$17,004,691 (December 31, 2016: nil), the Group’s real estate properties development completed with net book value of US$83,542,622 (December 31, 2016: nil), and the Group’s real estate properties held for lease with net book value of US$ 102,285,772 (December 31, 2016: nil)..

The weighted average interest rate on short-term bank loans and other debt as of December 31, 2017 was 7.67% (December 31, 2016: 6.53%).